Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS
During the three and nine months ended September 30, 2019, transactions between the Company directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Compensation paid to Executive Officers for the three and nine months ended September 30, 2019 amounted to $265,964 and $1,227,127 compared to $322,792 and $1,240,904 for the three and nine months ended September 30, 2018.
Officers and Directors of the Company control approximately 0.18% of the Company.

	September 30, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.10	31,714	0.15
Stephen Randall	22,993	0.07	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
Bruce Wolff 1	—	—	7,610	0.03
John Schellhorn	294	0.00	294	0.00

Total	60,168	0.18	65,428	0.30

Common Shares Outstanding	33,567,399	100%	21,675,849	100%

1:	Bruce Wolff retired as a Director effective May 29, 2019